Marketable debt securities - Certificates of deposit (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities
Total financial liabilities	$ 1,644,023	$ 1,299,114
Marketable debt securities
Financial liabilities
Total financial liabilities	132,117	114,457
Certificates of deposit (unsecured)
Financial liabilities
Financial liabilities	34,431	37,651
Accrued interest	113	172
Total financial liabilities	34,544	37,823
Certificates of deposit December 3, 2021
Financial liabilities
Financial liabilities	$ 1,000
Interest rate (as a percent)	8.14%
Certificates of deposit October 8, 2021
Financial liabilities
Financial liabilities	$ 2,000
Interest rate (as a percent)	8.14%
Certificates of deposit September 27, 2021
Financial liabilities
Financial liabilities	$ 1,500
Interest rate (as a percent)	8.14%
Certificates of deposit October 11, 2021
Financial liabilities
Financial liabilities	$ 1,000
Interest rate (as a percent)	8.15%
Certificates of deposit September 13, 2021
Financial liabilities
Financial liabilities	$ 1,200
Interest rate (as a percent)	8.14%
Certificates of deposit September 9, 2021
Financial liabilities
Financial liabilities	$ 1,000
Interest rate (as a percent)	8.16%
Certificates of deposit January 28, 2021 - One
Financial liabilities
Financial liabilities	$ 250
Interest rate (as a percent)	8.16%
Certificates of deposit January 28, 2021 - Two
Financial liabilities
Financial liabilities	$ 700
Interest rate (as a percent)	8.15%
Certificates of deposit July 15, 2021
Financial liabilities
Financial liabilities	$ 500
Interest rate (as a percent)	8.15%
Certificates of deposit August 17, 2021
Financial liabilities
Financial liabilities	$ 2,500
Interest rate (as a percent)	8.15%
Certificates of deposit August 12, 2021
Financial liabilities
Financial liabilities	$ 1,500
Interest rate (as a percent)	8.17%
Certificates of deposit August 19, 2021
Financial liabilities
Financial liabilities	$ 2,000
Interest rate (as a percent)	8.17%
Certificates of deposit July 9, 2021
Financial liabilities
Financial liabilities	$ 1,000
Interest rate (as a percent)	8.12%
Certificates of deposit August 6, 2021
Financial liabilities
Financial liabilities	$ 1,075
Interest rate (as a percent)	8.18%
Certificates of deposit July 30, 2021
Financial liabilities
Financial liabilities	$ 1,000
Interest rate (as a percent)	8.36%
Certificates of deposit July 22, 2021
Financial liabilities
Financial liabilities	$ 50
Interest rate (as a percent)	8.38%
Certificates of deposit July 8, 2021 - One
Financial liabilities
Financial liabilities	$ 600
Interest rate (as a percent)	8.38%
Certificates of deposit July 8, 2021 - Two
Financial liabilities
Financial liabilities	$ 1,000
Interest rate (as a percent)	8.38%
Certificates of deposit June 15, 2021
Financial liabilities
Financial liabilities	$ 500
Interest rate (as a percent)	8.39%
Certificates of deposit June 10, 2021
Financial liabilities
Financial liabilities	$ 1,000
Interest rate (as a percent)	8.40%
Certificates of deposit May 20, 2021
Financial liabilities
Financial liabilities	$ 600
Interest rate (as a percent)	8.13%
Certificates of deposit June 3, 2021
Financial liabilities
Financial liabilities	$ 1,000
Interest rate (as a percent)	8.14%
Certificates of deposit May 13, 2021
Financial liabilities
Financial liabilities	$ 460
Interest rate (as a percent)	8.14%
Certificates of deposit May 10, 2021
Financial liabilities
Financial liabilities	$ 400
Interest rate (as a percent)	8.12%
Certificates of deposit May 7, 2021
Financial liabilities
Financial liabilities	$ 900
Interest rate (as a percent)	8.38%
Certificates of deposit April 21, 2021
Financial liabilities
Financial liabilities	$ 2,000
Interest rate (as a percent)	8.12%
Certificates of deposit February 24, 2021
Financial liabilities
Financial liabilities	$ 1,000
Interest rate (as a percent)	8.38%
Certificates of deposit March 5, 2021
Financial liabilities
Financial liabilities	$ 1,000
Interest rate (as a percent)	8.12%
Certificates of deposit February 12, 2021
Financial liabilities
Financial liabilities	$ 2,000
Interest rate (as a percent)	8.12%
Certificates of deposit January 26, 2021
Financial liabilities
Financial liabilities	$ 2,000
Interest rate (as a percent)	8.44%
Certificates of deposit January 12, 2021
Financial liabilities
Financial liabilities	$ 1,500
Interest rate (as a percent)	8.34%
Certificates of deposit March 18, 2021
Financial liabilities
Financial liabilities	$ 17
Interest rate (as a percent)	8.12%
Certificates of deposit March 9, 2021
Financial liabilities
Financial liabilities	$ 3
Interest rate (as a percent)	8.12%
Certificates of deposit January 11, 2021 - One
Financial liabilities
Financial liabilities	$ 30
Interest rate (as a percent)	8.89%
Certificates of deposit January 11, 2021 - Two
Financial liabilities
Financial liabilities	$ 60
Interest rate (as a percent)	8.89%
Certificates of deposit January 11, 2021 - Three
Financial liabilities
Financial liabilities	$ 54
Interest rate (as a percent)	8.90%
Certificates of deposit January 11, 2021 - Four
Financial liabilities
Financial liabilities	$ 32
Interest rate (as a percent)	8.89%
Certificates of deposit December 16, 2020 - One
Financial liabilities
Financial liabilities		$ 1,000
Interest rate (as a percent)		7.74%
Certificates of deposit December 16, 2020 - Two
Financial liabilities
Financial liabilities		$ 500
Interest rate (as a percent)		7.59%
Certificates of deposit December 11, 2020 - One
Financial liabilities
Financial liabilities		$ 300
Interest rate (as a percent)		7.60%
Certificates of deposit December 11, 2020 - Two
Financial liabilities
Financial liabilities		$ 700
Interest rate (as a percent)		7.75%
Certificates of deposit November 9, 2020
Financial liabilities
Financial liabilities		$ 1,100
Interest rate (as a percent)		7.78%
Certificates of deposit September 24, 2020
Financial liabilities
Financial liabilities		$ 500
Interest rate (as a percent)		7.47%
Certificates of deposit November 20, 2020
Financial liabilities
Financial liabilities		$ 1,000
Interest rate (as a percent)		7.72%
Certificates of deposit October 26, 2020
Financial liabilities
Financial liabilities		$ 2,000
Interest rate (as a percent)		7.59%
Certificates of deposit October 8, 2020
Financial liabilities
Financial liabilities		$ 2,500
Interest rate (as a percent)		7.79%
Certificates of deposit September 30, 2020
Financial liabilities
Financial liabilities		$ 250
Interest rate (as a percent)		7.58%
Certificates of deposit September 15, 2020
Financial liabilities
Financial liabilities		$ 200
Interest rate (as a percent)		7.60%
Certificates of deposit September 11, 2020
Financial liabilities
Financial liabilities		$ 1,150
Interest rate (as a percent)		7.60%
Certificates of deposit September 2, 2020
Financial liabilities
Financial liabilities		$ 2,000
Interest rate (as a percent)		7.76%
Certificates of deposit August 27, 2020
Financial liabilities
Financial liabilities		$ 1,300
Interest rate (as a percent)		7.64%
Certificates of deposit July 9, 2020
Financial liabilities
Financial liabilities		$ 2,000
Interest rate (as a percent)		7.59%
Certificates of deposit September 25, 2020
Financial liabilities
Financial liabilities		$ 500
Interest rate (as a percent)		7.72%
Certificates of deposit July 20, 2020
Financial liabilities
Financial liabilities		$ 1,000
Interest rate (as a percent)		7.89%
Certificates of deposit July 3, 2020
Financial liabilities
Financial liabilities		$ 1,600
Interest rate (as a percent)		7.94%
Certificates of deposit June 30, 2020
Financial liabilities
Financial liabilities		$ 1,000
Interest rate (as a percent)		7.74%
Certificates of deposit June 18, 2020
Financial liabilities
Financial liabilities		$ 1,000
Interest rate (as a percent)		7.81%
Certificates of deposit June 5, 2020
Financial liabilities
Financial liabilities		$ 4,000
Interest rate (as a percent)		7.74%
Certificates of deposit June 4, 2020
Financial liabilities
Financial liabilities		$ 1,500
Interest rate (as a percent)		7.59%
Certificates of deposit May 6, 2020
Financial liabilities
Financial liabilities		$ 2,500
Interest rate (as a percent)		7.76%
Certificates of deposit April 8, 2020
Financial liabilities
Financial liabilities		$ 900
Interest rate (as a percent)		7.95%
Certificates of deposit March 24, 2020
Financial liabilities
Financial liabilities		$ 1,500
Interest rate (as a percent)		7.59%
Certificates of deposit March 12, 2020
Financial liabilities
Financial liabilities		$ 300
Interest rate (as a percent)		7.75%
Certificates of deposit February 14, 2020
Financial liabilities
Financial liabilities		$ 400
Interest rate (as a percent)		7.59%
Certificates of deposit February 11, 2020
Financial liabilities
Financial liabilities		$ 1,000
Interest rate (as a percent)		7.59%
Certificates of deposit February 10, 2020
Financial liabilities
Financial liabilities		$ 125
Interest rate (as a percent)		7.77%
Certificates of deposit February 7, 2020
Financial liabilities
Financial liabilities		$ 400
Interest rate (as a percent)		7.77%
Certificates of deposit February 13, 2020
Financial liabilities
Financial liabilities		$ 300
Interest rate (as a percent)		7.75%
Certificates of deposit January 22, 2020
Financial liabilities
Financial liabilities		$ 50
Interest rate (as a percent)		7.54%
Certificates of deposit January 10, 2020 - One
Financial liabilities
Financial liabilities		$ 1,100
Interest rate (as a percent)		7.59%
Certificates of deposit January 10, 2020 - Two
Financial liabilities
Financial liabilities		$ 400
Interest rate (as a percent)		7.77%
Certificates of deposit January 8, 2020
Financial liabilities
Financial liabilities		$ 1,550
Interest rate (as a percent)		7.78%
Certificates of deposit March 3, 2020
Financial liabilities
Financial liabilities		$ 13
Interest rate (as a percent)		1.75%
Certificates of deposit May 15, 2020
Financial liabilities
Financial liabilities		$ 13
Interest rate (as a percent)		1.75%